28. STATEMENT OF INCOME BY NATURE	12 Months Ended
Dec. 31, 2020
Statement Of Income By Nature
STATEMENT OF INCOME BY NATURE
28.	STATEMENT OF INCOME BY NATURE

The Company discloses its statement of income by function and thus presents below the details by nature:

	12.31.20	12.31.19	12.31.18
Costs of sales
Raw materials and supplies (1)	21,619,848	17,665,346	17,790,900
Salaries and employees benefits	4,046,054	3,618,779	3,637,727
Depreciation	1,873,422	1,787,506	1,381,226
Amortization	123,270	126,953	78,627
Others	2,336,228	2,171,458	2,432,273
	29,998,822	25,370,042	25,320,753

Sales expenses
Indirect and direct logistics expenses	2,531,506	2,133,894	2,260,379
Marketing	632,870	558,043	507,979
Salaries and employees benefits	1,443,117	1,369,277	1,190,189
Depreciation	217,732	196,143	69,525
Amortization	91,683	87,423	65,575
Others	670,580	566,886	419,947
	5,587,488	4,911,666	4,513,594

Administrative expenses
Salaries and employees benefits	352,212	298,368	260,604
Fees	54,739	50,349	28,621
Depreciation	47,682	26,064	21,453
Amortization	40,589	26,485	78,713
Others	275,060	214,417	161,774
	770,282	615,683	551,165

(1)	For the year ended on December 31, 2020, includes tax recoveries in the amount of R$ 56,221 (null in the same periods of the previous year) mainly relating to social security contributions on labor benefits. Additionally, it includes increase in the fair value of forests in the amount of R$ 21,711 in the year ended on December 31, 2020 (reduction of R$28,122 in the year ended on December 31, 2019).

The Company incurred in expenses with internal research and development of new products of R$65,168 for the year ended on December 31, 2020 (R$67,846 in the same period of the previous year).